Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Issued capital Common shares	Issued capital Preferred shares	Treasury shares at cost	Share- based payments and other reserves	Retained earnings	Accumulated other comprehensive income (loss) Canada	Accumulated other comprehensive income (loss) Europe	Accumulated other comprehensive income (loss)	Common shareholders' equity Canada	Common shareholders' equity Europe	Common shareholders' equity	Equity attributable to shareholders of Fairfax Canada	Equity attributable to shareholders of Fairfax Europe	Equity attributable to shareholders of Fairfax	Non-controlling interests	Preferred shares	Canada	Europe	Total
Beginning balance at Dec. 31, 2020	$ 6,712.0	$ 1,335.5	$ (732.8)	$ 248.4	$ 7,092.5			$ (799.0)			$ 12,521.1			$ 13,856.6	$ 3,670.7				$ 17,527.3
Changes in equity
Net earnings for the year					3,401.1						3,401.1			3,401.1	265.5		$ 667.2		3,666.6
Net unrealized foreign currency translation losses on foreign operations								(123.3)			(123.3)			(123.3)	(76.2)				(199.5)
Gains on hedge of net investment						$ (16.7)	$ 63.9		$ (16.7)	$ 63.9		$ (16.7)	$ 63.9				(16.7)	$ 63.9
Share of other comprehensive loss of associates, excluding net gains on defined benefit plans								(65.2)			(65.2)			(65.2)	(9.9)				(75.1)
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earnings								3.1			3.1			3.1	3.6				6.7
Net unrealized foreign currency translation gains on associates reclassified to net earnings								(45.6)			(45.6)			(45.6)	0.4				(45.2)
Net gains on defined benefit plans								82.8			82.8			82.8	5.4				88.2
Share of net gains on defined benefit plans of associates								68.3			68.3			68.3	(1.3)				67.0
Other								9.2			9.2			9.2	4.6				13.8
Issuances for share-based payments			57.3	(56.1)							1.2			1.2	(3.0)				(1.8)
Purchases and amortization for share-based payments			(132.6)	104.1							(28.5)			(28.5)	6.8				(21.7)
Purchases for cancellation	(529.6)				(528.5)						(1,058.1)			(1,058.1)					(1,058.1)
Common share dividends					(272.1)						(272.1)			(272.1)	(155.4)				(427.5)
Preferred share dividends					(44.5)						(44.5)			(44.5)		$ (44.5)			(44.5)
Acquisitions of subsidiaries															7.5				7.5
Net changes in capitalization				208.4	323.7			20.8			552.9			552.9	1,226.9				1,779.8
Deconsolidation of subsidiaries															(15.4)				(15.4)
Ending balance at Dec. 31, 2021	6,182.4	1,335.5	(808.1)	504.8	9,972.2			(801.7)			15,049.6			16,385.1	4,930.2				21,315.3
Changes in equity
Net earnings for the year					1,147.2						1,147.2			1,147.2	139.6		284.5		1,286.8
Net unrealized foreign currency translation losses on foreign operations								(479.7)			(479.7)			(479.7)	(194.0)				(673.7)
Gains on hedge of net investment						$ 149.5	$ 51.8		$ 149.5	$ 51.8		$ 149.5	$ 51.8				$ 149.5	$ 51.8
Share of other comprehensive loss of associates, excluding net gains on defined benefit plans								(120.7)			(120.7)			(120.7)	(11.3)				(132.0)
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earnings								19.7			19.7			19.7					19.7
Net unrealized foreign currency translation gains on associates reclassified to net earnings								(3.9)			(3.9)			(3.9)	(0.4)				(4.3)
Net gains on defined benefit plans								116.9			116.9			116.9	4.8				121.7
Share of net gains on defined benefit plans of associates								57.8			57.8			57.8	1.6				59.4
Other								1.2			1.2			1.2	1.0				2.2
Issuances for share-based payments			62.4	(70.2)							(7.8)			(7.8)	5.3				(2.5)
Purchases and amortization for share-based payments			(148.2)	146.1							(2.1)			(2.1)	(20.3)				(22.4)
Purchases for cancellation	(96.1)				(103.5)						(199.6)			(199.6)					(199.6)
Common share dividends					(249.9)						(249.9)			(249.9)	(263.2)				(513.1)
Preferred share dividends					(45.2)						(45.2)			(45.2)		$ (45.2)			(45.2)
Acquisitions of subsidiaries															111.5				111.5
Net changes in capitalization				37.6	(211.2)						(173.6)			(173.6)	(1,070.9)				(1,244.5)
Other			2.6	(2.6)				29.5			29.5			29.5	25.7				55.2
Ending balance at Dec. 31, 2022	$ 6,086.3	$ 1,335.5	$ (891.3)	$ 615.7	$ 10,509.6			$ (979.6)			$ 15,340.7			$ 16,676.2	$ 3,659.6				$ 20,335.8